Statements of Operations (Parentheticals) - $ / shares	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption
Diluted net (loss) income per ordinary share						$ 0.00	$ 0.27
Class A Ordinary Shares
Diluted net (loss) income per ordinary share	$ (0.03)				$ 0.09	0.00
Class B Ordinary Shares
Diluted net (loss) income per ordinary share	$ (0.03)	$ 0.12	$ (0.01)	$ 0.09	$ 0.09	$ 0.00	$ 0.27